Contract Liabilities	12 Months Ended
Jun. 30, 2025
Contract Liabilities [Abstract]
CONTRACT LIABILITIES

8. CONTRACT LIABILITIES

The Company’s contract liabilities include the advances from clients related to financial advisory services on the Company’s consolidated balance sheets. These payments are non-refundable are recognized as revenue when the Company’s performance obligation is satisfied. The Company’s contract liabilities are generally recognized as revenue within one to two years.

The movement of contract liabilities was as follows:

	For the years ended June 30,
	2025	2024
	US$	US$
Balance at the beginning of the year	192,103	—
Recognized as revenues from previous year’s contract liabilities	(192,103)	—
Advance received during current year	833,219	191,840
Recognized as revenues from current year’s contract liabilities	(833,688)	—
Exchange realignment	469	263
Balance at the end of year	—	192,103